Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Phone:  763-765-2913
Fax:      763-765-6355
stewart.gregg@allianzlife.com
 www.allianzlife.com

VIA EDGAR

June 14, 2012

Ms. Sally Samuel
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Washington, DC    20549-4644

Re:          Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Registration Statement Nos. 333-171427 and 811-05618

Dear Ms. Samuel,

Enclosed for filing please find Post-Effective Amendment No. 10 to the Form N-4 Registration Statement for the above-referenced Registrant filed pursuant to Rule 485(a). The purpose of this filing is solely to make changes to prior Post-Effective Amendment No. 9 as requested.

The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its Registration Statement. The staff's review and changes to the Registration Statement based on staff comments does not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not assert the staff's review or acceleration of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By:  /s/   Stewart D. Gregg

            Stewart D. Gregg

AZL-VisPOS